Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Leases [Abstract]
Operating lease costs	$ 12,263	$ 11,850	$ 34,713	$ 37,539
Income from sub-leases	(340)	(284)	(977)	(845)
Net operating lease costs	$ 11,923	$ 11,566	$ 33,736	$ 36,694